UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/2010

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Money Fund

September 30, 2010 (Unaudited)

Negotiable Bank Certificates of Deposit--51.1%	Principal Amount ($)	Value ($)
Banco Bilbao Vizcaya Argentaria (Yankee)
0.35% - 0.42%, 10/14/10 - 12/3/10	300,000,000 a,b	300,000,000
Banco Santander SA (Yankee)
0.65%, 11/10/10	225,000,000	225,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.29%, 12/29/10	220,000,000	220,000,000
Barclays Bank (Yankee)
0.50% - 0.81%, 10/12/10	215,000,000 a	215,000,000
Barclays U.S. Funding
0.81%, 10/6/10	200,000,000 a	200,000,000
BNP Paribas (Yankee)
0.56%, 2/9/11	250,000,000	250,000,000
Citibank N.A.
0.36%, 2/24/11	300,000,000	300,000,000
Credit Agricole CIB (Yankee)
0.66%, 10/8/10	400,000,000	400,000,000
Credit Industriel et Commercial (London)
0.40%, 12/7/10	200,000,000	200,000,930
Fortis Bank SA/NV
0.52%, 2/14/11	100,000,000	100,000,000
Natixis (Yankee)
0.36% - 0.51%, 11/8/10 - 1/5/11	400,000,000	400,000,000
Royal Bank of Canada
0.39%, 10/1/10	250,000,000 a	250,000,000
Royal Bank of Scotland PLC (Yankee)
0.30%, 12/7/10	380,000,000	380,000,000
Skandinaviska Enskilda Banken (Yankee)
0.60%, 10/6/10	100,000,000 b	100,000,000
Unicredit Bank AG (Yankee)
0.75%, 10/12/10	400,000,000	400,000,000
Westpac Banking Corp.
0.40%, 11/16/10	250,000,000 a,b	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $4,190,000,930)		4,190,000,930
Commercial Paper--2.4%
General Electric Capital Corp.
0.44%, 10/20/10	100,000,000	99,976,778
Santander Central Hispano Finance (Delaware) Inc.
0.43%, 10/22/10	100,000,000	99,974,917
Total Commercial Paper
(cost $199,951,695)		199,951,695
Asset-Backed Commercial Paper--9.6%
Argento Variable Funding Ltd.
0.32%, 12/8/10	150,000,000 b	149,909,333
Cancara Asset Securitization
0.30% - 0.31%, 11/23/10 - 12/8/10	110,000,000 b	109,944,283

CRC Funding
0.27%, 11/22/10	25,000,000 b	24,990,250
Gemini Securitization Corp., LLC
0.23%, 10/1/10	350,000,000 b	350,000,000
Grampian Funding LLC
0.40%, 11/4/10	150,000,000 b	149,943,333
Total Asset-Backed Commercial Paper
(cost $784,787,199)		784,787,199
Corporate Note--3.0%
Credit Suisse
0.60%, 10/19/10
(cost $250,000,000)	250,000,000 [a]	250,000,000
Time Deposits--16.1%
Branch Banking & Trust Co. (Grand Cayman)
0.16%, 10/1/10	300,000,000	300,000,000
Commerzbank (Grand Cayman)
0.17%, 10/1/10	350,000,000	350,000,000
DZ Bank AG (Grand Cayman)
0.20%, 10/1/10	320,000,000	320,000,000
Nordea Bank Finland (Grand Cayman)
0.14%, 10/1/10	350,000,000	350,000,000
Total Time Deposits
(cost $1,320,000,000)		1,320,000,000
U.S. Government Agencies--6.1%
Federal Farm Credit Bank
0.30%, 11/23/11	100,000,000 a	99,918,822
Federal Home Loan Bank
0.37%, 10/5/10	100,000,000 a	99,939,300
Federal Home Loan Mortgage Corp.
0.51%, 10/16/10	300,000,000 a,c	300,000,000
Total U.S. Government Agencies
(cost $499,858,122)		499,858,122
Repurchase Agreements--12.9%
Barclays Capital, Inc.
0.20%, dated 9/30/10, due 10/1/10 in the amount of
$260,001,444 (fully collateralized by $261,930,500
U.S. Treasury Notes, 1%, due 7/15/13, value
$265,200,019)	260,000,000	260,000,000
Deutsche Bank Securities Inc.
0.24%, dated 9/30/10, due 10/1/10 in the amount of
$300,002,000 (fully collateralized by $54,219,000
Federal Agricultural Mortgage Corp., 3.15%, due
6/5/14, value $58,710,095, $213,210,000 Federal Home
Loan Bank, 1.05%-3.63%, due 11/15/10-7/1/11, value
$216,825,039 and $27,576,000 Federal National
Mortgage Association, 4.75%, due 11/19/12, value
$30,465,544)	300,000,000	300,000,000
Goldman, Sachs & Co.
0.21%, dated 9/30/10, due 10/1/10 in the amount of
$200,001,167 (fully collateralized by $302,968,161
Government National Mortgage Association,

0.91%-5.50%, due 3/20/21-9/20/40, value $204,000,000)	200,000,000	200,000,000
TD Securities (USA) LLC
0.22%, dated 9/30/10, due 10/1/10 in the amount of
$300,001,833 (fully collateralized by $80,086,800
U.S. Treasury Bills, due 12/30/10, value $80,053,964
and $224,028,300 U.S. Treasury Notes, 0.88%, due
1/31/12, value $225,946,074)	300,000,000	300,000,000
Total Repurchase Agreements
(cost $1,060,000,000)		1,060,000,000
Total Investments (cost $8,304,597,946)	101.2%	8,304,597,946
Liabilities, Less Cash and Receivables	(1.2%)	(98,836,347)
Net Assets	100.0%	8,205,761,599

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to $1,434,787,199 or 17.5% of net assets.
c	The Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and Federal
Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At September 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from an unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	8,304,597,946
Level 3 - Significant Unobservable Inputs	-
Total	8,304,597,946

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Treasury Fund

September 30, 2010 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--23.7%	of Purchase (%)	Amount ($)	Value ($)
10/7/10	0.26	100,000,000	99,995,750
10/28/10	0.23	100,000,000	99,982,750
11/12/10	0.16	100,000,000	99,981,333
11/26/10	0.22	200,000,000	199,931,556
Total U.S. Treasury Bills
(cost $499,891,389)			499,891,389

U.S. Treasury Notes--12.1%
12/31/10	0.26	100,000,000	100,150,783
5/2/11	0.24	130,000,000	130,467,333
8/1/11	0.27	25,000,000	25,148,437
Total U.S. Treasury Notes
(cost $255,766,553)			255,766,553

Repurchase Agreements--64.1%
Banc of America Securities LLC
dated 9/30/10, due 10/1/10 in the amount of
$315,002,013 (fully collateralized by $281,401,300
U.S. Treasury Notes, 0.75%-4.63%, due
5/31/12-2/15/17, value $321,300,007)	0.23	315,000,000	315,000,000
Barclays Capital, Inc.
dated 9/30/10, due 10/1/10 in the amount of
$239,001,328 (fully collateralized by $215,465,900
U.S. Treasury Bonds, 4.38%, due 2/15/38, value
$243,780,005)	0.20	239,000,000	239,000,000
BNP Paribas
dated 9/30/10, due 10/1/10 in the amount of
$350,002,042 (fully collateralized by $313,997,800
U.S. Treasury Inflation Protected Securities, 1.88%,
due 7/15/19, value $357,000,062)	0.21	350,000,000	350,000,000
Citigroup Global Markets Holdings Inc.
dated 9/30/10, due 10/1/10 in the amount of
$200,001,222 (fully collateralized by
$67,432,500 U.S. Treasury Notes, 1.88%,
due 6/30/15, value $69,782,354, $82,250,600 U.S.
Treasury Protected Securities, 2.13%, due 2/15/40,
value $93,545,130 and 56,752,100 U.S. Treasury Strips,		`
due 11/15/21, value $40,672,527)	0.22	200,000,000	200,000,000
Deutsche Bank Securities Inc.
dated 9/30/10, due 10/1/10 in the amount of
$200,001,278 (fully collateralized by $185,060,700
U.S. Treasury Notes, 3.63%, due 2/15/20, value
$204,000,043)	0.23	200,000,000	200,000,000
Goldman, Sachs & Co.

dated 9/30/10, due 10/1/10 in the amount of
$47,000,131 (fully collateralized by $44,839,700 U.S.
Treasury Notes, 2.50%, due 4/30/15, value $47,940,097)	0.10	47,000,000	47,000,000
Total Repurchase Agreements
(cost $1,351,000,000)			1,351,000,000
Total Investments (cost $2,106,657,942)		99.9%	2,106,657,942
Cash and Receivables (Net)		.1%	1,138,635
Net Assets		100.0%	2,107,796,577

At September 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from an unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	2,106,657,942
Level 3 - Significant Unobservable Inputs	-
Total	2,106,657,942

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Treasury Prime Fund

September 30, 2010 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--89.1%	of Purchase (%)	Amount ($)	Value ($)
10/14/10	0.14	2,000,000	1,999,902
10/21/10	0.06	18,920,000	18,919,342
10/28/10	0.11	106,989,000	106,980,173
11/4/10	0.13	203,655,000	203,630,402
11/12/10	0.15	85,780,000	85,765,197
11/18/10	0.15	79,000,000	78,984,187
11/26/10	0.15	91,827,000	91,806,224
12/16/10	0.15	75,000,000	74,977,042
1/13/11	0.19	68,000,000	67,963,658
2/10/11	0.19	50,000,000	49,965,625
Total U.S. Treasury Bills
(cost $780,991,752)			780,991,752

U.S. Treasury Notes--10.8%
11/1/10	0.23	39,000,000	39,040,480
12/15/10	0.14	55,000,000	55,476,754
Total U.S. Treasury Notes
(cost $94,517,234)			94,517,234
Total Investments (cost $875,508,986)		99.9%	875,508,986
Cash and Receivables (Net)		.1%	460,656
Net Assets		100.0%	875,969,642

At September 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from an unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	875,508,986
Level 3 - Significant Unobservable Inputs	-
Total	875,508,986

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By: /s/ Bradley J. Skpayak
Bradley J. Skapyak President
Date:	November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skpayak
Bradley J. Skapyak President
Date:	November 22, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	November 22, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)